Goodwill (Schedule Of Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Southern California [Member]	Dec. 31, 2012 Successor [Member] Northern California [Member]	Dec. 31, 2012 Successor [Member] Arizona [Member]	Dec. 31, 2012 Successor [Member] Nevada [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Southern California [Member]	Dec. 31, 2011 Predecessor [Member] Northern California [Member]	Dec. 31, 2011 Predecessor [Member] Arizona [Member]	Dec. 31, 2011 Predecessor [Member] Nevada [Member]	Dec. 31, 2011 Predecessor [Member] Colorado [Member]
Goodwill [Line Items]
Goodwill	$ 14,200	$ 14,209	$ 14,209	$ 4,885	$ 1,916	$ 5,951	$ 1,457